FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2019	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,198,086	—	—	3,198,086
Restricted cash	71,056	—	—	71,056
Loans at fair value	—	—	418,492	418,492
Available-for-sale investments	85,129	333,900	41,962	460,991
Total Assets	3,354,271	333,900	460,454	4,148,625

December 31, 2020	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,469,909	—	—	2,469,909
Restricted cash	237,239	—	—	237,239
Loans at fair value	—	—	192,156	192,156
Available-for-sale investments	73,990	60,000	41,525	175,515
Total Assets	2,781,138	60,000	233,681	3,074,819

Payable to investors at fair value	—	—	161,996	161,996
Total Liabilities	—	—	161,996	161,996

Summary of significant unobservable inputs

		December 31, 2019	December 31, 2020
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	12.0%-16.4%	12.0%-36.0%
	Net cumulative expected loss rates (1)	14.4%-16.6%	7.7%-31.7%
	Cumulative prepayment rates (2)	11.9%	7.5%-27.0%
Payable to investors at fair value	Discount rates	N/A	6.8%-8.7%
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

Loans At Fair
Value
RMB
Balance as of December 31, 2018	1,375,221
Collection of principals	(593,350)
Change in fair value	(126,109)
Decrease due to disposal of the beneficial rights of the consolidated ABFE	(237,270)

Balance as of December 31, 2019	418,492

Changes in fair value related to balance outstanding as of December 31, 2019	(120,015)

Loans At Fair
Value
RMB
Balance as of December 31, 2019	418,492
Origination of loans	153,750
Collection of principals	(193,916)
Change in fair value	(186,170)

Balance as of December 31, 2020	192,156

Changes in fair value related to balance outstanding as of December 31, 2020	(133,501)

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2018	626,207
Interest and penalties received	151,603
Deductible expenses associated with the consolidated ABFE operation	(9,766)
Principal and interest payments to investors of the consolidated ABFE	(139,033)
Changes in fair value	(129,975)
Decrease due to disposal of the beneficial rights of the consolidated ABFE	(499,036)

Balance as of December 31, 2019	—

Changes in fair value related to balance outstanding as of December 31, 2019	—

Payable to investors At
Fair Value
RMB
Balance as of December 31, 2019	—
Contribution from investors of the consolidated ABFE	174,000
Interest and penalties received	49,702
Deductible expenses associated with the consolidated ABFE operation	(4,650)
Principal and interest payments to investors of the consolidated ABFE	(14,874)
Changes in fair value	(42,182)
Amount due to related parties(Note 1)	(109,373)

Balance as of December 31, 2020	52,623

Changes in fair value related to balance outstanding as of December 31, 2020	(42,182)

Note 1: Among the investors of the ABFE, RMB109,373 are recorded as amount due to related parties as of December 31, 2020.